Income Tax - Summary of Deferred Tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Deferred tax assets	¥ 8,917	¥ 3,796
Deferred tax liabilites	(1,447)
Net deferred tax	¥ 7,470	¥ 3,796